INCOME TAX	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Reserve Quantities [Line Items]
INCOME TAX

NOTE 10. INCOME TAX

The Company’s net deferred tax assets at September 30, 2021 is as follows:

September 30,
2021
Startup/organization expenses	$256,543
Unrealized gains on marketable securities	(1,341)
Net operating loss	52,538
Total deferred tax assets	307,740
Valuation allowance	(307,740)
Deferred tax assets	$—

The income tax provision for the year ended September 30, 2021 consists of the following:

September 30,
2021
Current expense (benefit)
Federal	$—
State	—

Deferred expense (benefit)
Federal	(307,740)
State	—

Change in Valuation Allowance	307,740

Income tax provision	$—

As of September 30, 2021, the Company had a federal net operating loss carryover of $250,181 available to offset future taxable income. The federal net operating loss will be carryforward indefinitely while any state net operating loss will carryforward a maximum of 20 years.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended September 30, 2021, the change in the valuation allowance was $307,740.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at September 30, 2021 is as follows:

September 30,
2021
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in fair value of warrant liabilities	(1.52)%
Valuation allowance	(19.48)%
Income tax provision	0.00%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended September 30, 2021 remain open and subject to examination. The Company considers Delaware to be a significant state tax jurisdiction.

Codere Online Busines [Member]
Reserve Quantities [Line Items]
INCOME TAX

9.	INCOME TAX

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations at June 30, 2021 is as follows:

06/30/2021
Accounting net income/(loss) before tax	(13,045)
At Codere Online statutory income tax rate (25%)	(3,261)
Permanent differences	4,666
Effect of different rates in different jurisdictions	(1,825)
Offsetting tax income	198
Income tax benefit/(expense)	(222)
Effective tax rate	(1.70%)
Of which —	—
Current tax expense	(222)
Deferred tax benefit/(expense)	—
Total income tax benefit/(expense)	(222)